Quarterly Results of Operations and Selected Cash Flow Data (Unaudited) - Schedule of Quarterly Results of Operations (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Total interest income	$ 137,276	$ 133,793	$ 119,514	$ 114,232	$ 114,092	$ 108,512	$ 108,177	$ 106,416	$ 504,815	$ 437,197	$ 445,200
Total interest expense	12,596	12,042	10,241	9,824	10,654	11,060	11,695	13,545	44,704	46,953	63,450
Net interest income	124,680	121,751	109,273	104,408	103,438	97,452	96,482	92,871	460,111	390,244	381,750
(Reversal of) Provision for loan losses	6,495	5,714	4,748	2,103	4,700	2,014	1,807	(3,377)	19,060	5,145	20,671
Net interest income after (reversal of) provision for loan losses	118,185	116,037	104,525	102,305	98,738	95,438	94,675	96,248	441,051	385,099	361,079
Gain (loss) on sale of investments, net	164	582	8	19	19	13	(57)	2,359	771	2,277	3,739
Other noninterest income	46,908	46,530	43,753	35,662	38,696	43,250	42,546	42,132
Noninterest expense	119,382	120,360	127,309	107,428	102,674	108,152	117,361	144,898	474,479	473,085	432,185
Income (loss) before income taxes	45,875	42,789	20,977	30,558	34,779	30,549	19,803	(4,159)	140,200	80,972	104,891
Income tax expense (benefit)	9,939	11,897	4,750	8,163	9,175	7,357	4,213	(4,876)	34,750	15,869	28,496
Net income	35,936	30,892	16,227	22,395	25,604	23,192	15,590	717	105,450	65,103	76,395
Preferred stock dividends	0	0	0	0	0	0	0	0
Income available to common shareholders	35,936	30,892	16,227	22,395	25,604	23,192	15,590	717	105,450	65,103	76,395
Earnings Allocated to Unvested Restricted Stock	(530)	(465)	(258)	(405)	(456)	(425)	(293)	(20)	(1,685)	(1,209)	(1,437)
Earnings available to common shareholders - Diluted	$ 35,406	$ 30,427	$ 15,969	$ 21,990	$ 25,148	$ 22,767	$ 15,297	$ 697	$ 103,765	$ 63,894	$ 74,958
Earnings per share - Basic	$ 1.08	$ 0.93	$ 0.53	$ 0.75	$ 0.86	$ 0.78	$ 0.53	$ 0.02	$ 3.32	$ 2.20	$ 2.59
Earnings per share - Diluted	$ 1.07	$ 0.92	$ 0.53	$ 0.75	$ 0.86	$ 0.78	$ 0.53	$ 0.02	$ 3.30	$ 2.20	$ 2.59
Cash dividends declared per common share	$ 0.34	$ 0.34	$ 0.34	$ 0.34	$ 0.34	$ 0.34	$ 0.34	$ 0.34	$ 1.36	$ 1.36	$ 1.36